Cash and bank balances (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents and Bank Balances Other Than Cash and Cash Equivalents Explanatory

	As at March 31,	As of March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	1	2	0
Balance with banks
- On current accounts	15,083	8,165	87
- Deposits with original maturity of less than 3 months #	25,335	14,678	156
	40,419	22,845	243

	As at March 31,	As of March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	40,099	46,706	498
- Remaining maturity of more than twelve months #	2,433	3,791	40
	42,532	50,497	538
Less: amount disclosed under other financial assets (refer Note 11) #	(2,433)	(3,791)	(40)
Total	40,099	46,706	498